Share-Based Payment (Details) $ / shares in Units, $ in Thousands								1 Months Ended		12 Months Ended
	Mar. 24, 2022 $ / shares shares	Mar. 24, 2022 ₪ / shares shares	Aug. 12, 2021 shares	May 16, 2021 $ / shares shares	May 16, 2021 ₪ / shares shares	Feb. 21, 2021 $ / shares shares	Feb. 21, 2021 ₪ / shares shares	Feb. 21, 2021 $ / shares	Dec. 31, 2019	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 22, 2022 shares	May 19, 2022 shares	Apr. 06, 2022 shares	Nov. 02, 2021 shares
Share-Based Payment [Line Items]
Capital gain tax rate									25.00%
Options issuable term										10 years
Share options vesting period				3 years	3 years	3 years	3 years	3 years
Exercise price per share | (per share)	$ 3.08	₪ 10.84		$ 0.12		$ 0.12		$ 0.12
Contractual life						10 years	10 years
Company’s equity percentage			25.00%
Number of authorized ordinary shares increase			4,180,898
RSUs vest period	3 years	3 years											3 years	3 years		3 years
Vested grant share										133,329	7,030	24,631
Exercisable ordinary shares	29,400	29,400
Share-based payment expenses (in Dollars) | $										$ 1,352	$ 4,618	$ 6,014
2019 Plan [Member]
Share-Based Payment [Line Items]
Contractual life	10 years	10 years		10 years	10 years
Minimum [Member]
Share-Based Payment [Line Items]
Expected volatility										50.00%
Employees, Directors and Subcontractors [Member]
Share-Based Payment [Line Items]
Share-based payment expenses (in Dollars) | $										$ 1,427	4,879	6,703
Non-Tradable Shares Options [Member]
Share-Based Payment [Line Items]
Purchase of ordinary shares				81,633	81,633	13,605	13,605
Shares grant				81,633	81,633
Share Options [Member]
Share-Based Payment [Line Items]
Purchase of ordinary shares						21,768	21,768
Exercise price per share | ₪ / shares					₪ 0.37		₪ 0.37
Shares grant	29,400	29,400
RSUs [Member]
Share-Based Payment [Line Items]
Shares grant	555,500	555,500											165,000	30,000		2,658,188
RSUs vest period																3 years
Vested grant share	3,141	3,141
Share-based payment expenses (in Dollars) | $										$ 9	$ 33	$ 16
RSUs [Member] | Board of Directors [Member]
Share-Based Payment [Line Items]
Shares grant	536,141	536,141													285,713	10,000
RSUs [Member] | Advisory Board Members [Member]
Share-Based Payment [Line Items]
Shares grant	22,500	22,500
Black Scholes Model [Member]
Share-Based Payment [Line Items]
Dividend rate										0.00%
Expected term										3 years
Black Scholes Model [Member] | Maximum [Member]
Share-Based Payment [Line Items]
Expected volatility										52.40%